Pledged Assets (Narrative) (Details) (USD $)	Dec. 31, 2014
Pledged Assets [Abstract]
Loans pledged as collateral	$ 182,935,000
Loans pledged as collateral, fair value	132,601,000
Securities pledged as collateral	$ 0